Vessels, Net - Acquisition of Vessels (Details) $ in Thousands											1 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2015 USD ($)	Dec. 09, 2014 USD ($)	Nov. 20, 2014 USD ($)	Sep. 19, 2014 USD ($)	Jul. 21, 2014 USD ($)	Jun. 16, 2014 USD ($)	May. 07, 2014 USD ($)	Mar. 10, 2014 USD ($)	Feb. 12, 2014 USD ($)	Feb. 04, 2014 USD ($)	Feb. 11, 2015 USD ($)	Nov. 06, 2015 USD ($)	Dec. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Cash consideration														$ 163,791	$ 362,339	$ 288,906
Deposits for vessels acquisitions														0	42,276
Vessel improvements														$ 0	$ 410
Nave Sextans
Property, Plant and Equipment [Line Items]
Vessel delivery date														Jan. 08, 2015
Vessels capacity in DWT														49,999
Vessel type														MR2 product tanker
Total vessel acquisition cost	$ 33,373
Cash consideration	17,750
Deposits for vessels acquisitions	$ 15,623
Nave Velocity
Property, Plant and Equipment [Line Items]
Vessel delivery date														Feb. 11, 2015
Vessels capacity in DWT														49,999
Vessel type														MR2 product tanker
Total vessel acquisition cost											$ 39,233
Cash consideration											12,591
Deposits for vessels acquisitions											$ 26,642
Nave Spherical
Property, Plant and Equipment [Line Items]
Vessel delivery date														Nov. 06, 2015
Vessels capacity in DWT														297,188
Vessel type														VLCC
Total vessel acquisition cost												$ 69,198
Nave Photon
Property, Plant and Equipment [Line Items]
Vessel delivery date														Dec. 02, 2015
Vessels capacity in DWT														297,395
Vessel type														VLCC
Total vessel acquisition cost													$ 65,196
Nave Galactic
Property, Plant and Equipment [Line Items]
Vessel delivery date															Feb. 04, 2014
Vessels capacity in DWT															297,168
Vessel type															VLCC
Total vessel acquisition cost										$ 51,739
Cash consideration										46,564
Deposits for vessels acquisitions										$ 5,175
Nave Quasar
Property, Plant and Equipment [Line Items]
Vessel delivery date															Feb. 12, 2014
Vessels capacity in DWT															297,376
Vessel type															VLCC
Total vessel acquisition cost									$ 54,687
Cash consideration									49,222
Deposits for vessels acquisitions									$ 5,465
Nave Buena Suerte
Property, Plant and Equipment [Line Items]
Vessel delivery date															Mar. 10, 2014
Vessels capacity in DWT															297,491
Vessel type															VLCC
Total vessel acquisition cost								$ 57,164
Cash consideration								51,450
Deposits for vessels acquisitions								$ 5,714
Nave Jupiter
Property, Plant and Equipment [Line Items]
Vessel delivery date															May 07, 2014
Vessels capacity in DWT															49,999
Vessel type															MR2 product tanker
Total vessel acquisition cost							$ 39,643
Cash consideration							13,907
Deposits for vessels acquisitions							$ 25,736
Nave Neutrino
Property, Plant and Equipment [Line Items]
Vessel delivery date															Jun. 16, 2014
Vessels capacity in DWT															298,287
Vessel type															VLCC
Total vessel acquisition cost						$ 43,686
Nave Electron
Property, Plant and Equipment [Line Items]
Vessel delivery date															Jul. 21, 2014
Vessels capacity in DWT															305,178
Vessel type															VLCC
Total vessel acquisition cost					$ 41,209
Nave Luminosity
Property, Plant and Equipment [Line Items]
Vessel delivery date															Sep. 19, 2014
Vessels capacity in DWT															49,999
Vessel type															MR2 product tanker
Total vessel acquisition cost				$ 39,630
Nave Pyxis
Property, Plant and Equipment [Line Items]
Vessel delivery date															Nov. 20, 2014
Vessels capacity in DWT															49,998
Vessel type															MR2 product tanker
Total vessel acquisition cost			$ 33,411
Nave Synergy
Property, Plant and Equipment [Line Items]
Vessel delivery date															Dec. 09, 2014
Vessels capacity in DWT															299,973
Vessel type															VLCC
Total vessel acquisition cost		$ 75,918